Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

February 24, 2022

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Priority Income Fund, Inc., SEC File Nos. 333-235356 and 811-22725
Post-Effective Amendment No. 4

Dear Commissioners:

On behalf of Priority Income Fund, Inc. (the “Registrant”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 4 to its common stock Registration Statement on Form N-2.

This Post-Effective Amendment is being filed pursuant to Rule 486(a) under the 1933 Act for the purpose of including information about an amendment to the Registrant’s distribution reinvestment plan, as well as certain other information. Please contact the undersigned at the above number or email address if you have any questions.
Sincerely,

/s/Cynthia R. Beyea

Cynthia R. Beyea